Investments (Amortized Cost and Fair Value of Fixed Maturities by Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due in one year or less	$ 40,526
Due after one year through five years	240,259
Due after five years through ten years	154,492
Due after ten years	1,400,151
Amortized Cost	1,990,718	$ 1,762,211
Fair value
Due in one year or less	39,539
Due after one year through five years	226,070
Due after five years through ten years	140,664
Due after ten years	1,166,884
Fair Value	1,719,488	$ 1,935,598
Asset-backed securities
Amortized Cost
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Amortized Cost	18,358
Fair value
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	18,374
Commercial mortgage-backed securities
Amortized Cost
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Amortized Cost	124,486
Fair value
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	115,891
Residential mortgage-backed securities
Amortized Cost
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Amortized Cost	12,446
Fair value
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	$ 12,066